First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 57.7%
	Collateralized Mortgage Obligations – 34.2%
	Banc of America Mortgage Trust
$27,308	Series 2002-L, Class 1A1 (a)	3.19%	12/25/32	$23,464
	Citigroup Mortgage Loan Trust
37,204	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	5.75%	09/25/35	37,936
4,011	Series 2009-10, Class 1A1 (a) (c)	5.45%	09/25/33	4,000
	COLT Mortgage Loan Trust
500,000	Series 2021-HX1, Class B3A (a) (c)	4.14%	10/25/66	383,057
	Connecticut Avenue Securities Trust
1,000,000	Series 2024-R02, Class 1B2, 30 Day Average SOFR + 3.70% (b) (c)	7.40%	02/25/44	1,052,098
	Countrywide Home Loan Mortgage Pass-Through Trust
128,908	Series 2006-HYB5, Class 3A1A (a)	4.87%	09/20/36	114,886
	Credit Suisse Mortgage Trust
680,232	Series 2017-FHA1, Class A1 (c)	3.25%	04/25/47	648,685
	Deephaven Residential Mortgage Trust
775,000	Series 2021-1, Class B2 (c)	3.96%	05/25/65	708,322
	Fidelis Mortgage Trust
1,000,000	Series 2025-RTL1, Class B (c)	8.95%	02/27/40	1,012,669
	Galton Funding Mortgage Trust
266,139	Series 2018-2, Class B2 (c)	4.54%	10/25/58	260,911
	GSR Mortgage Loan Trust
1,244	Series 2003-10, Class 1A12 (a)	5.57%	10/25/33	1,195
73,603	Series 2005-AR1, Class 4A1 (a)	3.68%	01/25/35	61,165
	JP Morgan Mortgage Trust
17,195	Series 2006-A2, Class 5A3 (a)	6.31%	11/25/33	17,143
	LHOME Mortgage Trust
1,000,000	Series 2024-RTL1, Class M, steps up to 13.45% on 8/25/2026 (c) (d)	11.95%	01/25/29	1,014,619
800,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (c) (d)	11.58%	03/25/29	812,945
	MASTR Alternative Loan Trust
3,516,938	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	4.14%	03/25/36	295,324
	Onslow Bay Mortgage Loan Trust
501,000	Series 2021-NQM4, Class A1 (c)	1.96%	10/25/61	435,165
	PRET Trust
500,000	Series 2024-RPL1, Class M2 (a) (c)	3.99%	10/25/63	385,079
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/25/56	710,164
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 5/01/2028 (c) (d)	9.07%	05/25/30	1,000,181
	PRPM LLC
1,000,000	Series 2025-6, Class M1 (c)	10.56%	08/25/28	1,002,657
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 5/01/2029 (c) (d)	3.00%	05/25/55	1,128,139
	PRPM Trust
725,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	736,016
	Redwood Funding Trust
623,709	Series 2025-2, Class A (c)	7.11%	10/25/55	628,441
432,166	Series 2025-3, Class A (c)	6.23%	12/27/56	436,058
255,000	Series 2025-3, Class B (c)	7.75%	12/27/56	257,198
	Residential Accredit Loans, Inc.
64,115	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	4.33%	02/25/46	32,485

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Residential Accredit Loans, Inc. (Continued)
$542,188	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/25/36	$14,787
	Residential Asset Securitization Trust
15,328	Series 2004-A3, Class A7	5.25%	06/25/34	15,365
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	6.68%	08/25/26	946,033
	Starwood Mortgage Residential Trust
722,602	Series 2022-3, Class A1 (c)	4.16%	03/25/67	720,801
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
393	Series 2001-SB1, Class A2	3.38%	08/25/31	392
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (c)	3.64%	06/25/57	989,760
	Verus Securitization Trust
533,000	Series 2021-5, Class B2 (c)	3.94%	09/25/66	416,334
425,000	Series 2021-R2, Class B2 (c)	4.26%	02/25/64	337,833
664,492	Series 2022-1, Class A1 (c)	3.72%	01/25/67	632,904
1,000,000	Series 2025-INV1, Class B2 (c)	6.95%	02/25/70	1,012,891
	Washington Mutual Alternative Mortgage Pass-Through Certificates
8,391	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (e)	16.76%	06/25/37	10,410
	WinWater Mortgage Loan Trust
164,541	Series 2015-3, Class B1 (a) (c)	3.83%	03/20/45	156,306
				18,453,818
	Commercial Mortgage-Backed Securities – 23.5%
	BANK
20,189,065	Series 2017-BNK7, Class XA, IO (a)	0.66%	09/15/60	160,905
11,356,797	Series 2019-BN19, Class XA, IO (a)	0.94%	08/15/61	309,058
8,839,583	Series 2019-BN23, Class XA, IO (a)	0.68%	12/15/52	193,304
5,157,851	Series 2020-BN26, Class XA, IO (a)	1.19%	03/15/63	185,457
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	4.60%	03/15/37	956,518
	Benchmark Mortgage Trust
20,316,032	Series 2018-B5, Class XA, IO (a)	0.45%	07/15/51	184,730
	BWAY Trust
600,000	Series 2025-1535, Class B (a) (c)	7.71%	05/05/42	630,717
	BX Trust
1,000,000	Series 2025-DELC, Class A (c)	5.23%	12/15/42	1,007,161
	Cali 2024
350,000	Series 2024-Sun, Class D, 1 Mo. CME Term SOFR + 3.63% (b) (c)	7.30%	07/15/41	353,074
	CCRE Commercial Mortgage Securities L.P.
7,336,099	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.46%	06/15/50	82,647
	CD Commercial Mortgage Trust
8,246,015	Series 2018-CD7, Class XA, IO (a)	0.63%	08/15/51	113,568
	Citigroup Commercial Mortgage Trust
343,756	Series 2016-GC37, Class XA, IO (a)	1.46%	04/10/49	382
5,448,155	Series 2016-P4, Class XA, IO (a)	1.88%	07/10/49	4,010
	COMM Mortgage Trust
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.36%	10/10/48	168

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Credit Suisse Mortgage Trust
$1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + 3.94% (b) (c) (f)	7.63%	01/09/25	$663,750
	CSAIL Commercial Mortgage Trust
235,066	Series 2015-C3, Class B (a)	3.88%	08/15/48	223,626
5,777,179	Series 2020-C19, Class XA, IO (a)	1.09%	03/15/53	193,953
	FIVE Mortgage Trust
22,234,295	Series 2023-V1, Class XA, IO (g)	0.66%	02/10/56	243,470
	Great Wolf Trust
1,000,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (b) (c)	7.32%	03/15/39	1,008,254
	JP Morgan Chase Commercial Mortgage Securities Trust
18,760,173	Series 2016-JP4, Class XA, IO (a)	0.57%	12/15/49	41,845
242,271	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (b) (c)	4.94%	06/15/35	205,667
	Life Mortgage Trust
280,000	Series 2021-BMR, Class D, 1 Mo. CME Term SOFR + CSA + 1.40% (b) (c)	5.19%	03/15/38	278,653
	LSTAR Commercial Mortgage Trust
22,411,771	Series 2017-5, Class X, IO (a) (c)	0.88%	03/10/50	112,886
	MCR Mortgage Trust
885,000	Series 2024-TWA, Class F (c)	10.38%	06/12/39	905,011
	Morgan Stanley Bank of America Merrill Lynch Trust
386,012	Series 2016-C31, Class XA, IO (a)	1.24%	11/15/49	1,214
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.59%	03/15/49	42,386
265,000	Series 2018-MP, Class A (a) (c)	4.28%	07/11/40	247,001
1,320,000	Series 2019-L2, Class C (a)	4.97%	03/15/52	1,168,512
	MSWF Commercial Mortgage Trust
7,567,105	Series 2023-1, Class XA, IO (a)	0.86%	05/15/56	367,611
	NYO Commercial Mortgage Trust
380,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (b) (c)	6.34%	11/15/38	377,900
	SFO Commercial Mortgage Trust
1,102,700	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	4.94%	05/15/38	1,103,303
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.19%	05/15/38	997,807
	Wells Fargo Commercial Mortgage Trust
5,294,989	Series 2021-C60, Class XA, IO (a)	1.49%	08/15/54	312,725
				12,677,273
	Total Mortgage-Backed Securities			31,131,091
	(Cost $32,162,310)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 30.6%
	Collateralized Mortgage Obligations – 18.0%
	Federal Home Loan Mortgage Corp.
63,508	Series 2439, Class XI, IO, if 30 Day Average SOFR is less than 7.39%, then 6.50%, otherwise 0.00% (e)	6.50%	03/15/32	6,847
370,826	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (e)	2.83%	05/15/35	33,516
10,529	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (e)	2.21%	05/15/38	906

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$145,846	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (e)	2.26%	12/15/36	$13,993
2,010	Series 4021, Class IP, IO	3.00%	03/15/27	20
36,963	Series 4057, Class YI, IO	3.00%	06/15/27	478
69,890	Series 4082, Class PI, IO	3.00%	06/15/27	854
125,199	Series 4206, Class IA, IO	3.00%	03/15/33	6,229
864,437	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	4.26%	03/25/50	847,632
933,755	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	4.21%	07/25/50	913,455
856,991	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	4.21%	08/25/50	835,775
2,029,129	Series 5179, Class GZ	2.00%	01/25/52	1,207,695
712,553	Series 5350, Class PO, PO	(h)	11/25/53	603,995
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
42,840	Series T-56, Class APO, PO	(h)	05/25/43	41,729
	Federal Home Loan Mortgage Corp., STRIPS
478	Series 177, Class IO, IO	7.00%	07/01/26	2
	Federal National Mortgage Association
27	Series 1996-46, Class ZA	7.50%	11/25/26	27
6,936	Series 2002-80, Class IO, IO	6.00%	09/25/32	217
27,097	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (e)	4.19%	03/25/33	3,270
32,452	Series 2003-44, Class IU, IO	7.00%	06/25/33	3,732
32,469	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (e)	2.89%	02/25/35	2,586
18,866	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (e)	2.64%	10/25/37	1,929
108,851	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (e)	2.94%	05/25/37	13,553
294,177	Series 2008-17, Class BE	5.50%	10/25/37	295,255
490,147	Series 2010-103, Class ID, IO	5.00%	09/25/40	69,205
24,914	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00% (e)	5.43%	09/25/40	26,221
64	Series 2011-81, Class PI, IO	3.50%	08/25/26	0
1,021,299	Series 2012-125, Class MI, IO	3.50%	11/25/42	134,608
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (e)	0.23%	01/25/44	13,108
910,129	Series 2013-32, Class IG, IO	3.50%	04/25/33	59,970
1,011,998	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (e)	2.34%	04/25/45	122,335
168,142	Series 2016-74, Class LI, IO	3.50%	09/25/46	38,510
1,874,435	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (e)	2.39%	01/25/48	213,500
246,235	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	4.21%	07/25/50	241,438
908,198	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (b)	4.52%	10/25/52	905,838
982,347	Series 5435, Class BS, (30 Day Average SOFR) x -2 + 11.93% (e)	4.53%	07/25/54	908,527
	Federal National Mortgage Association, STRIPS
6,070	Series 305, Class 12, IO (g)	6.50%	12/25/29	305
18,342	Series 355, Class 18, IO	7.50%	11/25/33	1,831
334,438	Series 406, Class 6, IO (g)	4.00%	01/25/41	51,094

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac STACR REMIC Trust
$1,000,000	Series 2025-DNA4, Class M2 (c)	5.25%	10/25/45	$1,004,549
	Government National Mortgage Association
70,248	Series 2005-33, Class AY	5.50%	04/16/35	70,139
97,014	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (e)	2.86%	11/20/37	821
100,000	Series 2008-2, Class HB	5.50%	01/16/38	100,839
82,995	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (e)	2.95%	08/20/38	3,316
133,528	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (e)	2.36%	07/16/43	11,904
2,836,832	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (e)	2.46%	11/20/45	426,983
78,901	Series 2016-139, Class MZ	1.50%	07/20/45	49,532
172,857	Series 2017-4, Class CZ	3.00%	01/20/47	143,410
146,728	Series 2017-H18, Class DZ (g)	4.62%	09/20/67	141,785
7,815,322	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	173,906
				9,747,369
	Commercial Mortgage-Backed Securities – 11.7%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/25/45	491,060
12,589,940	Series K100, Class X3, IO (a)	1.87%	11/25/47	760,084
4,000,000	Series K110, Class X3, IO (a)	3.37%	06/25/48	495,470
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	452,874
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/25/49	200,900
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/25/31	397,736
1,831,144	Series K739, Class X3, IO (a)	2.80%	11/25/48	67,514
2,454,000	Series K755, Class X3, IO (a)	5.64%	02/25/31	586,452
1,663,400	Series K757, Class X3, IO (a)	5.55%	10/25/61	422,761
4,571,896	Series KG06, Class X3, IO (a)	2.74%	10/25/31	569,852
	Federal National Mortgage Association, ACES
15,150,000	Series 2019-M29, Class X4, IO (a)	0.70%	03/25/29	252,679
	Freddie Mac Multiclass Certificates
5,544,381	Series 2021-P011, Class X1, IO (a)	1.75%	09/25/45	591,651
	Government National Mortgage Association
3,532,510	Series 2021-31, Class IO	0.94%	01/16/61	245,699
4,824,710	Series 2024-32, Class IO, IO (a)	0.70%	06/16/63	250,445
5,194,516	Series 2024-47, Class AI	0.75%	06/16/64	264,620
3,578,942	Series 2025-21, Class IO	0.95%	04/16/65	251,924
				6,301,721
	Pass-Through Securities – 0.9%
	Fannie Mae or Freddie Mac
303,000	Pool TBA	3.50%	04/01/56	279,561
	Ginnie Mae
214,000	Pool TBA	5.50%	04/20/56	215,878
				495,439
	Total U.S. Government Agency Mortgage-Backed Securities			16,544,529
	(Cost $18,275,319)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES – 8.7%
	Adams Outdoor Advertising LP
$1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	$1,030,208
	CoreVest American Finance Trust
152,682	Series 2021-1, Class A (c)	1.57%	04/15/53	150,705
6,251,738	Series 2021-3, Class XA, IO (a) (c)	2.37%	10/15/54	82,149
	Exeter Automobile Receivables Trust
750,000	Series 2024-1A, Class E (c)	7.89%	08/15/31	785,720
	Gracie Point International Funding LLC
692,000	Series 2024-1A, Class D, 90 Day Average SOFR + 7.15% (b) (c)	11.34%	03/01/28	692,618
500,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (b) (c)	8.30%	08/15/28	500,411
	Island Finance Trust
500,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	506,924
500,000	Series 2025-1A, Class C (c)	10.00%	03/19/35	510,212
	Mid-State Capital Corp. Trust
23,975	Series 2005-1, Class A	5.75%	01/15/40	23,980
	PAGAYA AI Debt Grantor Trust
217,028	Series 2024-10, Class E (c)	10.41%	06/15/32	223,668
	PAGAYA AI Debt Trust
198,554	Series 2024-3, Class D (c)	9.00%	10/15/31	199,314
	Total Asset-Backed Securities			4,705,909
	(Cost $4,517,336)

Shares	Description	Value
MONEY MARKET FUNDS – 0.9%
471,160	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (i)	471,160
	(Cost $471,160)

	Total Investments – 97.9%			52,852,689
(Cost $55,426,125)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT – (5.8)%
Pass-Through Securities – (5.8)%
Fannie Mae or Freddie Mac
$(808,000)	Pool TBA (j)	4.00%	04/01/56	(770,290)
(580,000)	Pool TBA (j)	4.50%	04/01/56	(566,932)
(1,777,000)	Pool TBA (j)	5.00%	04/01/56	(1,772,484)
	Total Investments Sold Short – (5.8)%			(3,109,706)
(Proceeds $3,110,927)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.0)%
	Call Options Written – (0.0)%
(1)	U.S. Treasury Bond Futures Call	$(115,125)	$121.00	05/22/26	(610)
	(Premiums received $951)
	Put Options Written – (0.0)%
(1)	10-Year U.S.Treasury Note Futures Put	(111,828)	110.50	05/22/26	(609)
(1)	10-Year U.S.Treasury Note Futures Put	(111,828)	111.00	05/22/26	(781)
(1)	5-Year U.S.Treasury Note Futures Put	(108,930)	108.25	05/22/26	(414)
(1)	U.S.Treasury Bond Futures Put	(115,125)	109.00	05/22/26	(766)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(1)	U.S.Treasury Bond Futures Put	$(115,125)	$110.00	05/22/26	$(953)
(1)	U.S.Treasury Bond Futures Put	(115,125)	111.00	05/22/26	(1,172)
	Total Put Options Written				(4,695)
	(Premiums received $4,609)
	Total Written Options				(5,305)
	(Premiums received $5,560)

Net Other Assets and Liabilities – 7.9%	4,247,907
Net Assets – 100.0%	$53,985,585

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
CME Ultra U.S. Treasury Bond Futures	Long	11	Mar 2026	$1,291,813	$(18,951)
U.S. Treasury 2 Year Note Futures	Long	8	Mar 2026	1,667,937	(266)
U.S. Treasury 5 Year Note Futures	Long	52	Mar 2026	5,664,344	(32,389)
U.S. Treasury Bond Futures	Long	8	Mar 2026	921,000	(13,469)
U.S. Treasury Note Futures	Long	35	Mar 2026	3,913,985	(52,538)
Ultra 10 Year U.S. Treasury Note Futures	Long	70	Mar 2026	7,990,937	(122,782)
				$21,450,016	$(240,395)

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $32,406,000 or 60.0%
of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2026.
(e)	Inverse floating rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Zero coupon security.
(i)	Rate shown reflects yield as of January 31, 2026.
(j)	All or portion of this security is part of a mortgage dollar roll agreement.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$31,131,091	$—	$31,131,091	$—
U.S. Government Agency Mortgage-Backed Securities	16,544,529	—	16,544,529	—
Asset-Backed Securities	4,705,909	—	4,705,909	—
Money Market Funds	471,160	471,160	—	—
Total Investments	$52,852,689	$471,160	$52,381,529	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage- Backed Securities Sold Short	$(3,109,706)	$—	$(3,109,706)	$—
Futures Contracts	(240,395)	(240,395)	—	—
Written Options	(5,305)	(5,305)	—	—
Total	$(3,355,406)	$(245,700)	$(3,109,706)	$—

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Mortgage Trust, 7.63%, 01/09/25	03/10/22	1,000,000	$66.35	$1,000,000	$663,750	1.23%